INCOME TAXES (Schedule of Valuation Allowance on Deferred Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
At the beginning of the year	$ 5,217	$ 3,535	$ 1,912
Change for the year	4,299	1,682	1,623
At end of the year	$ 9,516	$ 5,217	$ 3,535